Balances and Transactions with Related Parties (Details) - Schedule of key officers employed ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Schedule of key officers employed [Abstract]
Salaries	₪ 3,790	$ 1,179	₪ 1,399	₪ 485
Short-term employee benefits	824	256	1,855	1,901
Other employees benefits	161	50	110	95
Share-based compensation	2,125	661	3,684	239
Compensation of key officers	₪ 6,900	$ 2,146	₪ 7,048	₪ 2,720
Number of key officers and directors	13	13	11	9